Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 11,896,550	$ 8,940,441
Capitalized research and development costs	2,516,557
Other temporary differences	(943)	85,998
Valuation allowance	(14,412,164)	(9,026,439)
Net deferred tax assets